DISCONTINUED OPERATIONS - Income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DISCONTINUED OPERATIONS
Net operating revenue	R$ 34,074,233	R$ 34,626,834	R$ 25,400,936
Operational costs		(9,678,430)
Operating expenses	(29,275,307)	(29,702,291)	(23,423,052)
OPERATING INCOME BEFORE FINANCIAL RESULT	5,164,104	9,783,287	6,206,221
Net financial income	(4,373,595)	(1,441,954)	(1,322,815)
Other Income and Expenses	186,924	1,210,754	16,134
PROFIT BEFORE TAXES	4,333,995	10,974,275	6,766,172
Profit (loss) from discontinued operations	986,785	(85,230)	121,960
Discontinued operations
DISCONTINUED OPERATIONS
Net operating revenue	2,050,414	3,004,947	3,035,846
Operational costs	(1,028,577)	(2,282,619)	(1,800,097)
Operating expenses	(360,765)	(517,680)	(491,339)
OPERATING INCOME BEFORE FINANCIAL RESULT	661,072	204,648	744,410
Net financial income	(356,990)	(629,925)	(362,207)
Result from equity investments	(68,490)	360,128	(73,768)
Other Income and Expenses	896,658
PROFIT BEFORE TAXES	1,132,250	(65,149)	308,435
Income tax and social contribution expenses	(145,465)	(20,081)	(186,475)
Profit (loss) from discontinued operations	R$ 986,785	R$ (85,230)	R$ 121,960